SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Note 22—SUBSEQUENT EVENTS In January 2012, the Company repaid the short-term bank loan amounting to RMB150,000 (US$23,833), together with interest of RMB612 (US$97).